LEASES - Supplemental cash flow information related to operating leases (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
LEASES
Cash paid for amounts included in the measurement of operating lease liabilities	¥ 6,196,169	$ 872,712	¥ 2,381,173